Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 788,178	$ 600,296	$ 155,465
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	663,675	(1,284,297)	776,470
Unrealized (loss) gain on postretirement obligation, net of tax	(39)	111	(6)
Foreign currency translation adjustments, net of tax	692	(4,009)	(2,103)
Total other comprehensive income (loss)	664,328	(1,288,195)	774,361
Total comprehensive (loss) income	$ 1,452,506	$ (687,899)	$ 929,826